RECEIVABLES, NET - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2023
Receivables, net [Abstract]
RECEIVABLES, NET - NON CURRENT AND CURRENT	RECEIVABLES, NET – NON CURRENT AND CURRENT

	As of December 31,
	2023	2022

Receivables with related parties (Notes 26 and 14 (a))	135,124	127,008
Employee advances and loans	28,812	21,729
Advances to suppliers for the purchase of property, plant and equipment (1)	181,962	44,067
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26) (1)	123,599	2,444
Other tax credits (2)	356,687	117,111
Judicial deposits and other receivables (2)	178,602	—
Others	68,459	6,331

Receivables, net – Non-current	1,073,245	318,690

	As of December 31,
	2023	2022

Value added tax (2)	508,318	133,860
Income tax credits	486,470	400,949
Other tax credits	41,909	37,461
Employee advances and loans	12,592	6,782
Advances to suppliers	39,288	22,257
Advances to suppliers with related parties (Note 26)	3,166	6,089
Expenses paid in advance	28,207	17,850
Government tax refunds on exports	4,120	1,677
Receivables with related parties (Note 26)	11,387	17,154
Others	37,407	18,683

Receivables, net – Current	1,172,864	662,762
(1) The increase in the year 2023 is related to the ongoing investment plan in the Pesquería plant in Mexico.
(2) The increase in the year 2023 is related to the increase of participation in Usiminas.